Consolidated Schedule of Investments (unaudited)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Certificates of Deposit

Bank of Montreal, 0.20%, 08/09/22	$700	$698,933
Bank of Nova Scotia/Houston, 0.19%, 05/18/22,
(SOFR + 0.180%)(a)	5,000	5,001,382
Canadian Imperial Bank of Commerce, 0.35%, 11/03/22	11,000	10,958,797
Cooperatieve Centrale, 0.33%, 07/18/22	10,000	9,993,941
Credit Suisse AG/New York NY
0.24%, 02/15/22	2,000	2,000,094
0.27%, 04/08/22, (SOFR + 0.220%)(a)	3,100	3,100,698
0.35%, 05/09/22, (SOFR + 0.300%)(a)	5,000	5,002,136
Landesbank Baden-Wuerttemberg, 0.30%, 06/03/22	10,000	9,996,445
Natixis/New York, 0.23%, 06/17/22, (SOFR + 0.180%)(a)	10,000	10,002,396
Sumitomo Mitsui Banking Corp./New York, 0.22%,
07/29/22, (SOFR + 0.180%)(a)	5,000	4,999,776
Svenska Handelsbanken/New York NY, 0.23%, 10/27/22,
(SOFR + 0.190%)(a)	12,350	12,349,078
Toronto Dominion Bank, 0.23%, 05/23/22,
(SOFR + 0.180%)(a)(b)	5,000	5,000,000

Total Certificates of Deposit — 2.9%
(Cost: $79,145,725)		79,103,676

Commercial Paper

Amcor Finance (USA) Inc., 0.17%, 02/08/22	27,000	26,999,004
Amcor Flexibles North America Inc.
0.18%, 02/07/22	9,000	8,999,685
0.26%, 02/25/22	18,000	17,996,788
Antalis SA
0.18%, 02/03/22	45,690	45,689,695
0.19%, 02/10/22	40,000	39,998,989
ASB Finance Ltd.
0.07%, 02/08/22	15,000	14,999,767
0.50%, 08/01/22	8,000	7,979,697
AT&T Inc.
0.20%, 02/14/22	50,000	49,996,033
0.35%, 04/12/22	24,648	24,631,035
Bank Montreal Montreal BRH, 0.40%, 07/08/22	1,500	1,497,360
Bank of Nova Scotia, 0.07%, 02/28/22	50,000	49,997,278
Barton Capital SA, 0.08%, 02/03/22	12,000	11,999,920
BASF SE, 0.20%, 03/28/22	40,000	39,987,618
Bedford Row Funding Corp., 0.29%, 04/07/22,
(FED + 0.300%)(a)(b)	5,000	5,000,735
Brighthouse Financial Short Term Fund, 0.23%, 03/25/22	14,350	14,345,135
Britannia Funding Co., 0.19%, 02/11/22	35,000	34,998,984
Collateralized Commercial Paper V Co. LLC, 0.38%, 05/24/22	20,000	19,980,664
DBS Bank Ltd., 0.11%, 03/02/22	30,000	29,997,250
Dexia Credit Local SA, 0.10%, 03/01/22	13,000	12,998,963
Duke Energy Corp.
0.19%, 02/17/22	32,400	32,397,170
0.23%, 03/07/22	25,000	24,994,361
0.27%, 03/22/22	30,000	29,988,875
DUKE ENERGY Corp., 0.24%, 03/09/22	13,600	13,596,701
Enbridge (U.S.) Inc., 0.41%, 03/23/22	15,909	15,899,714
Enbridge (US) Inc., 0.38%, 02/25/22	20,000	19,994,667
ENGIE SA, 0.11%, 03/04/22	40,000	39,996,124
Eversource Energy
0.13%, 02/08/22	12,250	12,249,646
0.13%, 02/09/22	11,500	11,499,626
Federation Des Caisses, 0.11%, 03/09/22	75,000	74,991,598

Security	Par (000)	Value

Fidelity National Information Services Inc.
0.23%, 02/23/22	$12,500	$12,498,155
0.27%, 03/15/22	49,000	48,984,080
0.27%, 03/16/22	13,000	12,995,662
Gotham Funding Corp., 0.26%, 04/07/22	5,500	5,497,540
Hyundai Capital America, 0.17%, 02/14/22	1,000	999,932
Ionic Capital II Trust
0.08%, 02/04/22	71,175	71,174,367
0.10%, 02/25/22	40,000	39,997,139
Ionic Capital III Trust, 0.22%, 02/02/22	45,500	45,499,798
Korea Development Bank (The), 0.12%, 03/14/22	13,300	13,298,200
La Fayette Asset Security
0.15%, 02/07/22	4,477	4,476,930
0.15%, 02/10/22	10,000	9,999,767
0.17%, 02/15/22	19,650	19,649,263
0.17%, 02/17/22	15,733	15,732,331
0.21%, 03/09/22	22,850	22,846,642
0.31%, 04/21/22	16,000	15,990,293
Landesbank Baden-Wuerttemberg, 0.14%, 03/14/22	25,000	24,995,800
Lime Funding LLC
0.21%, 02/23/22	20,061	20,059,757
0.24%, 03/16/22	50,000	49,988,695
Lloyds Bacnk Corp., 0.11%, 03/07/22	18,000	17,998,127
Lloyds Bank PLC, 0.23%, 04/21/22	35,000	34,982,345
LMA Americas LLC, 0.31%, 04/21/22	42,940	42,913,950
Macquarie Bank Ltd., 0.33%, 05/09/22	35,400	35,368,585
Matchpoint Finance PLC, 0.25%, 03/01/22	50,000	49,995,287
Mitsubishi UFJ Financial Group, 0.08%, 02/15/22	20,000	19,999,358
Mont Blanc Capital Corp.
0.15%, 02/10/22	25,291	25,290,410
0.15%, 02/14/22	25,000	24,999,135
0.22%, 03/21/22	28,302	28,294,951
National Australia Bank Ltd., 0.09%, 03/01/22	6,900	6,899,505
National Bank of Canada, 0.08%, 02/07/22	15,000	14,999,767
Nationwide Building Soc, 0.11%, 02/22/22	40,850	40,847,254
Natix NY, 0.58%, 08/01/22	7,000	6,979,651
Nutrien Ltd., 0.31%, 03/16/22(b)	14,375	14,369,501
Old Line Funding LLC
0.17%, 03/10/22	40,000	39,993,793
0.20%, 03/28/22	58,000	57,981,324
Royal Bank of Canada, 0.24%, 04/29/22	7,400	7,395,604
Santander UK PLC
0.22%, 04/11/22	7,800	7,796,618
0.45%, 07/11/22	15,000	14,969,880
Sheffield Receivable, 0.25%, 03/30/22	10,000	9,996,568
Sheffield Receivables Corp., 0.22%, 03/15/22	20,000	19,996,106
Skandinaviska Enskilda Banken AB, 0.14%, 04/04/22	75,000	74,981,100
Spire Inc., 0.26%, 03/08/22	4,350	4,348,852
Stanley Works, 0.23%, 03/25/22	29,200	29,190,070
Starbird Funding Corp., 0.21%, 02/07/22	50,000	49,999,222
Sumitomo Mitsui Trust Bank, 0.23%, 04/26/22	13,350	13,342,656
Toronto Dominion Bank
0.16%, 04/11/22	25,000	24,992,368
0.57%, 07/29/22	10,000	9,969,839
Union Electric Co., 0.23%, 02/22/22	14,197	14,195,013
Victory Receivables Corp., 0.25%, 04/01/22	50,000	49,981,667
VW Credit Inc., 0.20%, 02/14/22	37,735	37,732,006
Westpac Banking Corp., 0.56%, 08/30/22	7,000	6,977,230

Consolidated Schedule of Investments (unaudited) (continued)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Westpac Securities NZ Ltd., 0.42%, 07/01/22	$13,000	$12,976,989

Total Commercial Paper — 73.8%
(Cost: $2,019,151,793)		2,019,142,164

U.S. Treasury Obligations
U.S. Treasury Bill
0.03%, 02/03/22	74,670	74,669,860
0.03%, 02/22/22	25,000	24,999,577
0.03%, 03/10/22	88,020	88,017,037
0.08%, 03/24/22	44,985	44,980,061
0.22%, 05/03/22	10,000	9,994,565

Total U.S. Treasury Obligations — 8.9%
(Cost: $242,663,209)		242,661,100

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	257,160	257,160,095

Total Money Market Funds — 9.4%
(Cost: $257,160,095)		257,160,095

Total Investments in Securities — 95.0%
(Cost: $2,598,120,822)		2,598,067,035

Other Assets, Less Liabilities — 5.0%		137,483,136

Net Assets — 100.0%		$2,735,550,171

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$233,060,095	$24,100,000	(a)	$—	$—	$—	$257,160,095	257,160	$—	$—

(a)	Represents net amount purchased (sold)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Cotton	664	03/09/22	$42,353	$1,739,680
LME Lead	270	03/15/22	15,209	(452,794)
Cattle Feeder	362	03/31/22	29,507	402,725
NY Harbor ULSD (Heat Oil)	1,033	03/31/22	114,400	750,565
Lean Hogs	1,447	04/14/22	55,391	(434,123)
Low Sulphur Gasoil	2,094	05/12/22	157,416	(366,468)
Cocoa	306	05/13/22	7,883	48,960
LME Nickel	205	05/17/22	27,347	2,865,756

Consolidated Schedule of Investments (unaudited) (continued)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
January 31, 2022

Futures Contracts (continued)

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Silver	110	05/26/22	$12,338	$(777,700)
Brent Crude Oil	6,136	05/31/22	525,057	(982,136)
Live Cattle	1,693	06/30/22	94,182	1,371,307
Sugar	2,132	06/30/22	42,026	(1,026,802)
Wheat	2,382	07/14/22	90,576	(3,602,808)
Wheat KCBT	969	07/14/22	37,985	(1,623,090)
Coffee	337	07/19/22	29,648	(486,544)
Gold 100 OZ	627	08/29/22	112,998	(2,175,740)
Corn	5,285	09/14/22	154,718	65,992
LME Copper	577	09/20/22	136,143	(4,466,691)
WTI Crude	7,585	09/20/22	605,511	(759,352)
Soybean	1,502	11/14/22	102,662	2,478,281
Gasoline RBOB	1,247	11/30/22	116,401	(335,437)
LME PRI Aluminum	1,613	12/20/22	118,888	19,789,937
LME Zinc	329	12/20/22	28,393	428,995
Natural Gas	2,305	03/29/23	79,499	2,650,411
				$15,102,924

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Certificates of Deposit	$—	$79,103,676	$—	$79,103,676
Commercial Paper	—	2,019,142,164	—	2,019,142,164
U.S. Treasury Obligations	—	242,661,100	—	242,661,100
Money Market Funds	257,160,095	—	—	257,160,095
	$257,160,095	$2,340,906,940	$—	$2,598,067,035
Derivative financial instruments(a)
Assets
Futures Contracts	$32,592,609	$—	$—	$32,592,609
Liabilities
Futures Contracts	(17,489,685)	—	—	(17,489,685)
	$15,102,924	$—	$—	$15,102,924

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
January 31, 2022

Portfolio Abbreviations - Fixed Income

SOFR         Secured Overnight Financing Rate

4